Financial instruments (Disclosure of financial instruments) (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Feb. 17, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value through profit and loss ("FVTPL")
Cash	$ 47,098	$ 24,950		$ 9,273	$ 47,672
Marketable securities	1,785,510	1,819,800
Amortized cost
Other receivables	3,476	8,780
Related company loan receivable	206,947	644,990	$ 1,290,000	$ 1,833,979
Other financial liabilities
Accounts payable and accrued liabilities	3,822,969	4,855,747
Loans payable and promissory note	781,322	718,238
Joint venture settlement obligation	698,950	0
Convertible debenture derivative	1,027,427	0
Fair Value Hierarchy, Level 1 [Member] | Fair value [Member]
Fair value through profit and loss ("FVTPL")
Cash	47,098	24,950
Fair Value Hierarchy, Level 2 [Member] | Fair value [Member]
Fair value through profit and loss ("FVTPL")
Marketable securities	1,785,510	1,819,800
Fair Value Hierarchy, Level 3 [Member] | Fair value [Member]
Other financial liabilities
Convertible debenture derivative	$ 1,027,427	$ 0